Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Risk and Uncertainties [Line Items]
Risk and Uncertainties

17. Risk and Uncertainties

The Group invests in a portfolio of digital assets and derivatives on a non-directional risk basis to generate a return, which matches its financial obligations to certificate holders. In pursuing its investment objective, the Group invests in digital assets and has a liability exposure towards certificate holders linked to digital assets, as well as the specific operational risks to trading and holding digital assets.

The following sets out a description of the principal risks inherent in the activities of the Group along with the action taken to manage these risks.

Credit risk

Credit risk is the risk that an issuer, counterparty or exchange will be unable or unwilling to meet a commitment, obligation under a financial instrument or contract that it has entered into with the Group, leading to a financial loss, or lack of liquidity and restriction of access to the Group’s assets. The Group is exposed to credit risk due to the range of counterparties with which it is required to interact.

Certain transactions that the Group may enter into exposes it to the risk that the counterparty will not deliver the asset (purchase) or cash (sale) after the Group has fulfilled its responsibilities. The Group only transacts with brokers which have been approved by the Group as acceptable counterparties.

Staking providers

As of December 31, 2025 and 2024, a significant amount of the Group’s ETH was staked with third-party service providers. This activity brings rise to two considerations; firstly, the time it takes to exit a validator position and secondly, the reliance upon the third-party service provider to execute the staking and return the rewards.

To mitigate the first consideration, the Group actively monitors its staked assets in real-time and ensures that any exits from staked positions are closely managed. As the Group holds a long ETH position, this mitigates any liquidity risk arising as a result of long exit times, as there exists sufficient liquid ETH at custodians and/or on exchanges to ensure any liabilities can be met. The balance of immediately available (i.e. non-standard) ETH is also monitored closely at all times.

To ensure staked assets through designated providers are protected, the Group ensures appropriate due diligence is performed and through testing of their service. Additional steps have been taken to ensure that in the event of a loss of connectivity of the validators, the Group has the ability to un-stake assets independently from the involvement of the third-party service provider. All of the Company’s staked ETH is exposed to loss due to lack of performance from the third-party service provider, including from slashing penalties. Slashing penalties are a punitive mechanism built into the Ethereum network, designed to penalize validators and their delegators for misbehavior or failing to follow network rules, which could result in the loss of our staked ETH.

The Group deems there are sufficient mitigations against the key credit risks which exist when staking ETH.

Financial instruments and cash deposits

Credit risk from balances with banks, brokers and financial institutions is managed, monitored and controlled by the finance department in accordance with Group policy. Transactions that involve surplus cash inflows and outflows are only with approved counterparties and brokers within credit limits that have been agreed between the parties. The credit limits are reviewed by the compliance team and agreed upon by the Board of Directors on an annual basis. The limits are set to minimize the concentration of risks and therefore mitigate financial loss. Furthermore, regular risk reviews are performed over the use of banks and brokers to manage credit risk.

Transactions that expose the Group to the risk that the counterparty will not deliver the asset (purchase) or cash (sale) after the Group has fulfilled its responsibilities, is managed through brokers which have been approved by the Group as acceptable counterparties.

The Group also has receivables as a result of loans. The Group only enters into loans with reputable counterparties and in the case of digital asset loans these are all recallable on demand. The Group therefore does not expect to incur material losses with these loans.

The Group undertakes transactions with counterparties that may expose it to the risk that the counterparty will not deliver from their side, for example in the cases of sales (cash), purchases (assets) or equivalent loans. The Group mitigates this by reviewing counterparties before transactions occur, and determining their acceptability, with the use of collateral were deemed necessary. In the event that such a transaction is ongoing, such assessments are regularly performed in order to safeguard assets and mitigate any risks arising in relation to recoverability.

The Group’s shares in ETPs, valued at $1,145.4 million and $1,191.0 million as of December 31, 2025 and 2024, respectively, are used to provide exposure to digital assets and are held as a part of the Group’s collateral management obligations. These ETPs are fully collateralized, and management maintains regular communications with their operators. The ETPs are regulated and audited.

Digital asset lending

The Group has receivables as a result of digital asset loans (see Note 2). Developments in the digital asset industry in recent years have resulted in an elevated level of counterparty risk. The risks associated with this type of activity is loss of assets due to the third-party counterparty not engaging in their own risk management systems, or theft through malpractice, lack of corporate governance associated with a low regulatory environment, loss due to theft from a cybersecurity breach, and lack of systems and controls.

All existing loans are governed by a single form Master Loan Agreement (“MLA”), are open term, repayable on demand (second business day after notification), and are denominated in only four digital currencies (Bitcoin, Ethereum, Solana, and XRP). As with our exchange counterparties, part of the take on process for each lending counterparty requires an initial assessment, and then subsequent ongoing monitoring. Any breaches noted which would deem the risk of lending these counterparties to fall outside of acceptable limits will result in the relationship being exited, and the assets returned inclusive of the interest accrued. We do not enter into, or continue with, relationships that we deem to carry credit risk that may impact the recoverability of any loaned assets. That being said, an inherent risk of course remains.

Operational risk

These are risks relating to losses as a result of operational matters such as having inappropriate or insufficient routines, human error, systems failures, and legal risks.

The main operational risk for the Group would be the inability to provide the contractual collateralization through either systems failures or continuity planning issues. The risk is mitigated through the use of a highly secure algorithmic trading platform hosted in the cloud to mitigate the risk of human error. The business continuity plan was tested and demonstrated that the traders can perform their work from anywhere.

The Group has controls designed to monitor transactions, and flag any possible inconsistencies in trading, acting as further mitigating factors for human error.

The risk of hacking and losing Bitcoin/Ethereum and other digital assets in digital wallets due to fraud is reduced through the majority of the digital assets being kept with regulated custodians including Komainu and Zodia UK and Zodia Europe (Zodia UK and Zodia Europe, together “Zodia”). Komainu has SOC 1 Type 2 and SOC 2 Type 2 reports, the latest covering the period from December 1, 2024 to November 30, 2025. Zodia has a SOC 1 Type 2 report, the latest covering the period January 1, 2025 to September 30, 2025. Additionally, Zodia has SOC 2 Type 1 report dated March 31, 2025 with an expectation to complete their SOC 2 Type 2 by the last quarter of 2026. Management has considered the results of all reports, with no significant deficiencies noted. Both Komainu and Zodia are also ISO27001 certified. In addition to limiting exposure to fraud for the Group, storage of digital assets with Komainu and Zodia also reduces the exposure to hacking of the exchanges. The exchanges are constantly monitored, and the Group has built a net asset buffer which reduces operational risk.

The cyber risks are managed through the use of systems to prevent external attacks (firewalls, detection of possible phishing emails, encryption using secure keys, and strong physical security for example).

The regulatory environment related to digital assets is complex, evolving, and uncertain, requiring the Group to allocate resources in legal, accounting, compliance, technology, and other functions which impact the Group’s consolidated financial statements. Future regulatory rules adopted domestically and internationally may impose obligations and restrictions on how the Group manages and/or conducts its business activities in the future.

The Group seeks to minimize potential adverse effects of these risks on performance by employing experienced personnel; daily monitoring of the Group’s investments, digital assets and market events; and diversifying the Group’s business strategy as well as its investment portfolio within the constraints of the Group’s investment objectives.